INCOME TAXES - Provision for Income Taxes (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 930	$ 338	$ 2,248	$ 967
Deferred Tax Expense (Recovery)	71	(327)	339	(520)
Tax Expense (Recovery) From Continuing Operations	1,001	11	2,587	447
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	772	288	1,925	791
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	93	0	134	0
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	59	42	167	144
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 6	$ 8	$ 22	$ 32